Long-term Debt (Details Narrative) - Carrying amount [member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Accrued interest payable on long-term debt	$ 13,750	$ 9,367
Interest accretion	451,066	$ 260,940
Principal repayment	150,000
Loaned by a director	$ 150,000